LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2022
LICENSE AGREEMENTS
LICENSE AGREEMENTS

NOTE 17 – LICENSE AGREEMENTS

During the years ended December 31 2022 and 2021 the Company entered into three and six license and supply agreements, respectively, whereby the Company will receive a royalty or other proceeds from the specified product revenues in select non-US markets from the licensor, if and when the underlying products are approved and commercialized. No royalty revenues have been received through December 31, 2022 under any of these agreements.